SEGMENTED INFORMATION (Narrative) (Details)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Corporate [Member]
Disclosure of operating segments [line items]
Number of reportable operating segments	1
Exploration and Development [Member]
Disclosure of operating segments [line items]
Number of reportable operating segments	2
Operating Segments [Member]
Disclosure of operating segments [line items]
Number of reportable operating segments	3	4